Total
CHAMPLAIN SMALL COMPANY FUND
Champlain Small Company Fund
Investment Objective
The Champlain Small Company Fund (the “Small Company Fund” or the “Fund”) seeks capital appreciation.
Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - CHAMPLAIN SMALL COMPANY FUND		Advisor Shares	Institutional Shares
Management Fees		0.81%	0.81%
Distribution (12b-1) Fees		0.25%	none
Other Expenses		0.20%	0.20%
Total Annual Fund Operating Expenses	[1]	1.26%	1.01%
[1]	Champlain Investment Partners, LLC (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, “excluded expenses”)) from exceeding 1.30% and 1.05% of the average daily net assets of the Advisor Shares and the Institutional Shares, respectively, until April 30, 2023. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense caps to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense caps (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund II (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on April 30, 2023.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - CHAMPLAIN SMALL COMPANY FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Advisor Shares	128	400	692	1,523
Institutional Shares	103	322	558	1,236

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of small companies. For purposes of this policy, a small company is a company that, at the time of initial purchase, is included in either the S&P SmallCap 600 or the Russell 2000 Index, or that has a market capitalization that falls within the range of the Russell 2000 Index as measured as of the index’s most recent annual reconstitution. The Fund seeks capital appreciation by investing mainly in common stocks of small companies that the Adviser believes have strong long-term fundamentals, superior capital appreciation potential and attractive valuations. Through the consistent execution of a fundamental bottom-up investment process, which focuses on an analysis of individual companies, the Adviser expects to identify a diversified portfolio of small companies which trade at a discount to their estimated intrinsic, or fair values. The Adviser seeks to mitigate company specific risk by limiting position sizes to 5% of the Fund’s total assets at market value. The Adviser may sell a security when it reaches the Adviser’s estimate of its fair value or when new information or fresh perspective about a security invalidates the Adviser’s original thesis for making the investment. The Adviser may also sell a security when its market capitalization exceeds $3 billion, although the Fund may hold a security whose market capitalization exceeds $3 billion if it has not reached the Adviser’s estimate of its fair value. Additionally, the Adviser may also sell securities in order to maintain the 5% limit on position sizes or when exposure to a sector exceeds the Adviser’s sector weight rules, which require that each of the five major sectors (healthcare, consumer, technology, industrial and financial) represent (i) no more than the greater of 25% of the Fund’s total assets or 125% of the sector’s weighting in the S&P SmallCap 600 Index; and (ii) no less than 75% of the sector’s weighting in the S&P SmallCap 600 Index. The Fund is broadly diversified and seeks to create value primarily through favorable stock selection.

Principal Risks of Investing in the Fund

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC, or any government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Market Risk – The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Small-Capitalization Company Risk – The Fund is also subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. The small-capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Active Management Risk – The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to other funds with similar objectives and investment strategies.

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Advisor Shares’ performance from year to year for the past 10 years and by showing how the Fund’s average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.cipvt.com or by calling 1.866.773.3238.

BEST QUARTER 12/31/2020	26.45%
WORST QUARTER 3/31/2020	-24.45%

The performance information shown above is based on a calendar year. The Fund’s Advisor Shares’ performance from 1/1/22 to 3/31/22 was -10.67%.

Average Annual Total Returns for Periods Ended 12.31.21

This table compares the Fund’s average annual total returns for the periods ended December 31, 2021 to those of an appropriate broad-based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown only for Advisor Shares. After-tax returns for Institutional Shares will vary.

Average Annual Total Returns - CHAMPLAIN SMALL COMPANY FUND	1 Year	5 Years	10 Years	Since Inception	Inception Date
Advisor Shares	12.42%	13.30%	13.99%	11.47%	Nov. 30, 2004
Advisor Shares | After Taxes on Distributions	10.94%	11.07%	12.08%	10.05%	Nov. 30, 2004
Advisor Shares | After Taxes on Distributions and Sales	7.85%	10.00%	11.07%	9.33%	Nov. 30, 2004
Institutional Shares	12.72%	13.58%	14.15%	11.56%	Nov. 30, 2004
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	14.82%	12.02%	13.23%	9.12%	Nov. 30, 2004

CHAMPLAIN MID CAP FUND
Champlain Mid Cap Fund
Investment Objective
The Champlain Mid Cap Fund (the “Mid Cap Fund” or the “Fund”) seeks capital appreciation.
Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - CHAMPLAIN MID CAP FUND		Advisor Shares	Institutional Shares
Management Fees		0.70%	0.70%
Distribution (12b-1) Fees		0.25%	none
Other Expenses		0.14%	0.14%
Total Annual Fund Operating Expenses	[1]	1.09%	0.84%
[1]	Champlain Investment Partners, LLC (the “Adviser”) has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, “excluded expenses”)) from exceeding 1.20% and 0.95% of the average daily net assets of the Advisor Shares and the Institutional Shares, respectively, until April 30, 2023. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense caps to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense caps (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund II (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on April 30, 2023.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - CHAMPLAIN MID CAP FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Advisor Shares	111	347	601	1,329
Institutional Shares	86	268	466	1,037

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of medium-sized companies. For purposes of this policy, a medium-sized company is a company that, at the time of initial purchase, is included in either the S&P MidCap 400 or the Russell Midcap Index, or that has a market capitalization that falls within the range of the Russell Midcap Index as measured as of the index’s most recent annual reconstitution. The Fund seeks capital appreciation by investing mainly in common stocks of medium-sized companies that the Adviser believes have strong long-term fundamentals, superior capital appreciation potential and attractive valuations. Through the consistent execution of a fundamental bottom-up investment process, which focuses on an analysis of individual companies, the Adviser expects to identify a diversified portfolio of medium-sized companies that trade at a discount to their estimated intrinsic, or fair values. The Adviser seeks, under normal circumstances, to mitigate company-specific risk by limiting position sizes to 5% of the Fund’s total assets at market value. The Adviser may sell a security when it reaches the Adviser’s estimate of its fair value or when new information or fresh perspective about a security invalidates the Adviser’s original thesis for making the investment. The Adviser may also sell securities in order to maintain the 5% limit on position sizes or when exposure to a sector exceeds the Adviser’s sector weight rules, which require that each of the five major sectors (healthcare, consumer, technology, industrial and financial) represent no more than 25% of the Fund’s total assets. The Fund is broadly diversified and the Adviser seeks to create value primarily through favorable stock selection.

Principal Risks of Investing in the Fund

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC, or any government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Market Risk – The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Mid-Capitalization Company Risk – The Fund is also subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. The medium-sized companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these medium-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Active Management Risk – The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to other funds with similar objectives and investment strategies.

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Advisor Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.cipvt.com or by calling 1.866.773.3238.

BEST QUARTER 6/30/2020	26.33%
WORST QUARTER 3/31/2020	-19.50%

The performance information shown above is based on a calendar year. The Fund’s Advisor Shares’ performance from 1/1/22 to 3/31/22 was -10.90%.

Average Annual Total Returns for Periods Ended 12.31.21

This table compares the Fund’s average annual total returns for the periods ended December 31, 2021 to those of an appropriate broad-based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown only for Advisor Shares. After-tax returns for Institutional Shares will vary.

Average Annual Total Returns - CHAMPLAIN MID CAP FUND		1 Year	5 Years	10 Years	Since Inception	Inception Date
Advisor Shares	[1]	24.60%	20.16%	17.33%	14.14%	Jun. 30, 2008
Advisor Shares | After Taxes on Distributions		21.04%	18.19%	15.36%	12.52%	Jun. 30, 2008
Advisor Shares | After Taxes on Distributions and Sales		15.76%	15.76%	13.86%	11.40%	Jun. 30, 2008
Institutional Shares	[2]	24.90%	20.45%	17.63%	14.37%	Jan. 03, 2011
Russell Midcap Index (reflects no deduction for fees, expenses or taxes)	[3]	22.58%	15.10%	14.91%	11.61%	Jun. 30, 2008
[1]	Advisor Shares of the Fund were offered beginning June 30, 2008.
[2]	Institutional Shares of the Fund were offered beginning January 3, 2011.
[3]	Index comparison begins June 30, 2008.

CHAMPLAIN EMERGING MARKETS FUND
Champlain Emerging Markets Fund
Investment Objective
The Champlain Emerging Markets Fund (the “Emerging Markets Fund” or the “Fund”) seeks long-term capital appreciation.
Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Shares, which are not reflected in the table or the example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - CHAMPLAIN EMERGING MARKETS FUND		Advisor Shares	Institutional Shares
Redemption Fee (As a percentage of Amount Redeemed)	[1]	(2.00%)	(2.00%)
[1]	As a percentage of amount redeemed, if redeemed within 30 days of purchase

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - CHAMPLAIN EMERGING MARKETS FUND		Advisor Shares	Institutional Shares
Management Fees		0.90%	0.90%
Distribution (12b-1) Fees		0.25%	none
Other Expenses		1.69%	1.69%
Total Annual Fund Operating Expenses		2.84%	2.59%
Less Fee Reductions and/or Expense Reimbursements	[1]	(1.54%)	(1.54%)
Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements		1.30%	1.05%
[1]	Champlain Investment Partners, LLC (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, “excluded expenses”)) from exceeding 1.30% and 1.05% of the average daily net assets of the Advisor Shares and the Institutional Shares, respectively, until April 30, 2023. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense caps to recoup all or a portion of its or the Predecessor Fund’s (as defined below) adviser’s prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense caps. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund II (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on April 30, 2023.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - CHAMPLAIN EMERGING MARKETS FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Advisor Shares	132	734	1,362	3,055
Institutional Shares	107	659	1,237	2,810

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of issuers who are economically tied to an emerging market country. The Adviser identifies what it considers to be emerging market countries based upon classifications as defined by Morgan Stanley Capital International (“MSCI”), the World Bank, the United Nations, and the International Monetary Fund (“IMF”), or other entities or organizations, as the Adviser may determine from time to time. The Adviser may also consider its own analysis of measures of economic growth, political stability, industrialization and legal and regulatory framework. The Adviser considers emerging market countries to include most Asian, Eastern European, African, Middle Eastern and Latin American nations, including, but not limited to, China, Hong Kong, India, Indonesia, Korea, Malaysia, Philippines, Taiwan, Thailand, Pakistan, Vietnam, Czech Republic, Poland, Greece, Turkey, Russia, Kuwait, Qatar, Saudi Arabia, United Arab Emirates (“UAE”), Egypt, South Africa, Kenya, Argentina, Brazil, Chile, Colombia, Mexico and Peru.

The Adviser typically considers an issuer to be “economically tied” to an emerging market country if: (1) the company is organized under the laws of an emerging market country or has its principal office in an emerging market country; (2) at the time of investment, the company derived a significant portion (i.e., 50% or more) of its total revenues during its most recently completed fiscal year from business activities in an emerging market country; or (3) at the time of investment, the company’s equity securities are traded principally on stock exchanges or over-the-counter markets in an emerging market country. Under normal circumstances, the Fund will invest in large-, mid- and small- capitalization emerging market country issuers.

Although the Adviser expects, under normal market conditions, that the level of the Fund’s investments in equity securities of issuers who are economically tied to an emerging market country will exceed 80% of the Fund’s net assets (plus borrowings for investment purposes), the Adviser may invest the balance in exchange-traded funds (“ETFs”), including long-only ETFs, ETFs that may enter into short sales and inverse ETFs.

Through the consistent execution of a fundamental bottom-up investment process that focuses on an analysis of individual companies, the Adviser expects to identify a diversified universe of companies that trade at a discount to their estimated intrinsic, or fair values. This fundamental process seeks to understand a company’s business model – including its revenue and cost model, the sustainability of its competitive advantages, and the long-term growth opportunity – and to understand the company’s industry structure and competitive landscape. This process also incorporates a discounted cash flow model, historical valuation analysis, peer group valuation, and, where appropriate, an analysis of a company’s strategic value and recent corporate events (e.g., mergers and acquisitions).

The Fund may engage in active and frequent trading of its portfolio securities to achieve its investment objective.

Principal Risks of Investing in the Fund

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC, or any government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Market Risk – The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Active Management Risk – The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to other funds with similar objectives and investment strategies.

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

Emerging Markets Risk – Many of the risks with respect to foreign investments are more pronounced for investments in issuers in emerging market countries. Emerging market countries tend to have fewer government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed economic, political and legal systems than do more developed countries. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems.

As a consequence, issuers in emerging market countries may be susceptible to increased political or social instability, economies based on only a few industries, unstable currencies, runaway inflation, highly volatile securities markets, unpredictable shifts in policies relating to foreign investments, lack of protection for investors against parties that fail to complete transactions, and the potential for government seizure of assets or nationalization of companies. Changes in the price of oil have a direct and significant effect on the economies of Gulf countries such as Bahrain, Kuwait, Oman, Qatar, and the UAE, i.e., if the price of oil increases, these countries benefit, and if the price of oil declines, these countries would be adversely affected.

Foreign Company Risk – Investing in foreign companies, including direct investments and through American Depositary Receipts (“ADRs”), which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies generally are denominated in a foreign currency. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. The Fund may also be subject to taxes on trading profits or on transfers of securities in some countries. Foreign securities may also be more difficult to value than securities of U.S. issuers. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Small- and Mid-Capitalization Company Risk – The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Large-Capitalization Company Risk – The large-capitalization companies in which the Fund invests may not respond as quickly as smaller companies to competitive challenges, and their growth rates may lag the growth rates of well-managed smaller companies during strong economic periods.

Foreign Currency Risk – As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country.

Exchange-Traded Funds Risk – ETFs are pooled investment vehicles whose shares are listed and traded on U.S. stock exchanges. To the extent the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such ETFs. As a shareholder of an ETF, the Fund relies on that ETF to achieve its investment objective. If the ETF fails to achieve its objective, the value of the Fund’s investment could decline, which could adversely affect the Fund’s performance. By investing in an ETF, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses of the ETF, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations. The shares of certain ETFs may trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the net asset value of an ETF’s shares). For example, supply and demand for shares of an ETF or market disruptions may cause the market price of the ETF to deviate from the value of the ETF’s investments, which may be emphasized in less liquid markets.

Inverse ETFs seek to provide investment results that match a negative multiple of the performance of an underlying index. To the extent that the Fund invests in Inverse ETFs, the Fund will indirectly be subject to the risk that the performance of such ETF will fall as the performance of that ETF’s benchmark rises. Inverse ETFs often “reset” daily, meaning that they are designed to achieve their stated objectives on a daily basis. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the inverse of the performance of their underlying index or benchmark during the same period of time. These investment vehicles may be extremely volatile.

Non-Diversified Fund Risk – The Fund is non-diversified, meaning that it may invest a large percentage of its assets in a single issuer or a relatively small number of issuers. Because the Fund is non-diversified, it may be more susceptible to a single adverse economic or political occurrence affecting one or more of the issuers, and may experience increased volatility due to its investments in those securities. However, the Fund intends to satisfy the diversification requirements for classification as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended.

Portfolio Turnover Risk – The Fund is subject to portfolio turnover risk since it may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Advisor Shares’ performance from year to year and by showing how the Fund’s Advisor Shares’ average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

The Fund operated as the New Sheridan Developing World Fund (the “Predecessor Fund”), a series of ALPS Series Trust, prior to November 16, 2015, at which time the Predecessor Fund was reorganized into the Fund (the “Reorganization”). In connection with the Reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund prior to the date of the Reorganization. Accordingly, the performance shown for periods before the Reorganization represents the performance of Advisor Shares of the Predecessor Fund. The Predecessor Fund’s returns in the bar chart and table have not been adjusted to reflect the Fund’s expenses. If the Predecessor Fund’s performance information had been adjusted to reflect the Fund’s expenses, the performance may have been higher or lower for a given period depending on the expenses incurred by the Predecessor Fund for that period.

Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.cipvt.com or by calling 1.866.773.3238.

BEST QUARTER 6/30/2020	29.68%
WORST QUARTER 3/31/2020	-18.15%

The performance information shown above is based on a calendar year. The Fund’s Advisor Shares’ performance from 1/1/22 to 3/31/22 was -15.44%.

Average Annual Total Returns for Periods Ended 12.31.21

This table compares the Fund’s average annual total returns for the periods ended December 31, 2021 to those of an appropriate broad-based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown only for Advisor Shares. After-tax returns for Institutional Shares will vary.

Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

Average Annual Total Returns - CHAMPLAIN EMERGING MARKETS FUND		1 Year	5 Years	Since Inception	Inception Date
Advisor Shares		(3.57%)	14.98%	5.89%	Sep. 08, 2014
Advisor Shares | After Taxes on Distributions		(6.42%)	14.15%	5.34%	Sep. 08, 2014
Advisor Shares | After Taxes on Distributions and Sales		(0.09%)	12.03%	4.62%	Sep. 08, 2014
Institutional Shares		(3.29%)	14.81%	5.70%	Sep. 08, 2014
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	[1]	(2.54%)	9.87%	3.97%	Sep. 30, 2014
[1]	Index comparison begins September 30, 2014.

SPRUCEGROVE INTERNATIONAL EQUITY FUND
Sprucegrove International Equity Fund
Investment Objective
The Sprucegrove International Equity Fund (the “Fund”) seeks long-term capital appreciation.
Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund does not charge any fees paid directly from your investment (including those commonly described as Load or Sales Charges). You may, however, be required to pay commissions and/or other forms of compensation to a broker for transactions in shares of the Fund, which are not reflected in the table or the example below.

Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - SPRUCEGROVE INTERNATIONAL EQUITY FUND		Institutional Class Shares	Investor Class Shares	Advisor Class Shares
Management Fees	[1]	0.50%	0.50%	0.50%
Shareholder Servicing Fees	[1]	none	0.01%	0.04%
Distribution (12b-1) Fees	[1]	none	none	0.04%
Other Operating Expenses	[1],[2]	16.77%	16.77%	16.77%
Other Expenses	[1]	16.77%	16.78%	16.85%
Total Annual Fund Operating Expenses	[1]	17.27%	17.28%	17.35%
Less Fee Reductions and/or Expense Reimbursements	[1],[3]	(16.67%)	(16.67%)	(16.67%)
Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements	[1],[4]	0.60%	0.61%	0.68%
[1]	The Fund is a feeder fund that invests in securities through an underlying mutual fund, Sprucegrove International Equity Master Fund (the "Master Fund"). This table and the example below reflect the aggregate expenses of both the Fund and the Fund's share of allocated expenses from the Master Fund. Each of the Fund and the Master Fund is a series of The Advisors' Inner Circle Fund II (the "Trust").
[2]	Other Operating Expenses have been restated to reflect current fees.
[3]	Sprucegrove Investment Management Ltd. (the “Adviser” or “Sprucegrove”) has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, non-routine expenses and any class-specific expenses (including Rule 12b-1 and shareholder servicing fees) (collectively, “excluded expenses”)) from exceeding 0.60% of the average daily net assets of each of the Fund’s share classes until April 30, 2023 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of the Trust, for any reason at any time; or (ii) by the Adviser, upon sixty (60) days’ prior written notice to the Trust, effective as of the close of business on April 30, 2023.
[4]	Due to rounding, the amount shown for Advisor Class Shares does not correlate to the figure shown in the Fund’s Financial Highlights Table.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - SPRUCEGROVE INTERNATIONAL EQUITY FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional Class Shares	61	3,238	5,684	9,608
Investor Class Shares	62	3,241	5,686	9,610
Advisor Class Shares	69	3,256	5,704	9,622

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period from March 31, 2021 (commencement of Fund operations) to December 31, 2021, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities.

This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. For purposes of the Fund’s 80% investment policy, equity securities include common and preferred stock, warrants and rights, securities convertible into other equity securities, and securities of other investment companies. The Fund may invest in equity securities of companies of any market capitalization.

Under normal market conditions: (i) the Fund will invest in securities of issuers tied economically to at least six different countries excluding the United States; and (ii) substantially all of the Fund’s assets will be invested outside of the United States. The Fund may invest in securities of issuers tied economically to emerging markets, which Sprucegrove Investment Management Ltd. (the “Adviser”), the Fund’s investment adviser, identifies by reference to emerging market countries included in the MSCI EAFE + Emerging Markets Index (“Emerging Markets”).

The Adviser employs a value approach to managing the Fund’s assets, emphasizing long-term investment and focusing on the selection of individual securities using a bottom-up, research driven approach. Country and sector exposures result from this stock-selection process. The Adviser will consider a company for inclusion in the Fund’s portfolio if the company meets the Adviser’s standards of investment quality, including what the Adviser considers to be a history of above average financial performance, a secure financial position, reputable management, and a growth opportunity in terms of sales, earnings, and share price. The Adviser’s valuation criteria include normalized price earnings multiples, price-to-book ratios and dividend yield. The Adviser may sell a security, among other reasons, if it considers the security’s market valuation to be too high, if it develops a less favorable view of the issuer or if it views other opportunities to be more attractive.

The Fund is a “feeder” fund that invests substantially all of its assets in the Master Fund, which has the same investment objective and strategies as the Fund. All investments are made at the Master Fund level. This structure is sometimes called a “master-feeder” structure. The Fund’s investment results will correspond to the investment results of the Master Fund. Where the context requires, this prospectus uses the name of the Fund or the term “Fund” (as applicable) to include the Master Fund.

Principal Risks

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Active Management — The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to other funds with similar objectives and investment strategies.

Equity Security and Market Risk — The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole.

Common Stock Risk — The prices of common stock may fall over short or extended periods of time. Common stock generally is subordinate to preferred stock and debt upon the liquidation or bankruptcy of the issuing company.

International Investing Risk — Investing outside the United States involves considerations that create risks different than investing in the United States. These risks include, among other things, (i) less publicly available information; (ii) varying levels of governmental regulation and supervision; and (iii) the difficulty of enforcing legal rights in a non-U.S. jurisdiction and uncertainties as to the status, interpretation and application of laws. Moreover, in certain countries companies are not subject to uniform accounting, auditing and financial reporting disclosure standards, practices and requirements comparable to those applicable to United States companies.

Non-U.S. markets may also have different clearance and settlement procedures, and in certain markets there have been times when settlements have failed to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Transaction costs of buying and selling non-U.S. securities, including brokerage, tax and custody costs, also are generally higher than those involved in U.S. transactions. Furthermore, non-U.S. financial markets, while generally growing in volume, have, for the most part, substantially less volume than U.S. markets, and securities of many non-U.S. companies are less liquid and their prices more volatile than securities of comparable U.S. companies. In addition, periodic U.S. government restrictions on investments in issuers from certain non-U.S. countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Emerging Markets Investing Risk — The Fund invests a portion of its assets in the securities of, or instruments providing exposure to Emerging Markets. The value of Emerging Market currencies and securities may be drastically affected by political developments in the country of issuance. In addition, the existing governments in the relevant countries could take actions that could have a negative impact on the Fund, including nationalization, expropriation, imposition of confiscatory taxation or regulatory or imposition of withholding taxes on interest payments.

Some of the countries in which the Fund may invest have experienced political, economic and/or social instability and dramatic swings in the value of their national currency and interest rates. There can be no assurance that such instability or such fluctuations will not occur in the future and, if they do occur, that they will not have a substantial adverse effect on the performance of the Fund.

Also, some Emerging Market country economies have a high dependence on a small group of markets or even a single market. Foreign investment in the Emerging Market countries is in some cases restricted. Certain Emerging Markets countries are particularly likely to require identifying information about entities and persons who have direct, or even indirect, exposure to the securities of issuers in those countries. Further, the securities markets of Emerging Market countries may be illiquid. Therefore, the Fund may not be able to sell Emerging Markets securities when the Fund desires to do so.

Currency Risk — As a result of the Fund’s investments in securities or other investments being denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Large Capitalization Risk — If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Small and Medium Capitalization Risk — The risk that small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded OTC. OTC stocks may trade less frequently and in smaller volume than exchange listed stocks and may have more price volatility than that of exchange-listed stocks.

Convertible and Preferred Securities Risk — Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible securities may be more sensitive to changes in interest rates than stocks. Convertible securities are subject to credit risk and prepayment risk. Credit risk is the risk that a decline in the credit quality of an investment could cause the Fund to lose money. Prepayment risk is the risk that, in a declining interest rate environment, securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Preferred stocks are nonvoting equity securities that pay a stated fixed or variable rate dividend. Due to their fixed income features, preferred stocks provide higher income potential than issuers’ common stocks, but are typically more sensitive to interest rate changes than an underlying common stock. Preferred stocks are also subject to equity market risk, which is the risk that stock prices will fluctuate and can decline and reduce the value of the Fund’s investment. The rights of preferred stocks on the distribution of a corporation’s assets in the event of a liquidation are generally subordinate to the rights associated with a corporation’s debt securities. Preferred stock may also be subject to prepayment risk, which is discussed above.

Rights and Warrants Risk — Investments in rights or warrants involve the risk of loss of the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the right’s or warrant’s expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the underlying security may exceed the market price of the underlying security in instances such as those where there is no movement in the price of the underlying security.

Investments in Other Investment Companies Risk — To the extent the Fund invests in other investment companies, such as ETFs, closed-end funds and other mutual funds, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund’s investment could decline, which could adversely affect the Fund’s performance. By investing in another investment company, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. Liquidity risk may be heightened in the emerging market countries in which the Fund invests, as a result of their markets being less developed. The liquidity of the Fund’s investments may change over time.

Investment Style Risk — The Adviser’s value investment style may increase the risks of investing in the Fund. If the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is inaccurate or differs from that of the market or other market participants, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to underperform the market for long periods of time.

Cyber Security Risk — The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cyber security, including cyber-attacks. Cyber-attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential company information, impede redemptions, subject the Fund to regulatory fines or financial losses, and cause reputational damage. Similar types of cyber security risks are also present for issuers of securities in which the Fund invests.

Master-Feeder Structure Risk — Another feeder fund advised by the Adviser (the “Group Trust”) also invests substantially all of its assets in the Master Fund. The Group Trust currently has a significantly greater pro rata ownership in the Master Fund than the Fund, and thus has effective voting control of the operations of the Master Fund. Other feeder funds may invest in the Master Fund in the future and may also own a greater pro rata ownership in the Master Fund than the Fund and possess effective voting control of the operations of the Master Fund. Large redemptions by the Group Trust or another feeder fund in the future may increase the proportionate share of the expenses of the Master Fund borne by the Fund. In addition, if there is a large redemption by the Group Trust or another feeder fund, the Master Fund could be required to liquidate assets at inopportune times or at a loss or depressed value, which could cause the value of your investment to decline.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1, 5 and 10 years and since inception compare with a broad measure of market performance. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Since-inception returns for the index begin on the index’s inception date of March 31, 1986.

For periods prior to March 31, 2021, the date the Fund commenced operations, the performance shown in the bar chart and performance table is the performance of the Master Fund. The Master Fund acquired substantially all of the assets of the Group Trust on March 22, 2021 in an in-kind exchange for shares of the Master Fund, and the Master Fund commenced operations on such date. Accordingly, the performance prior to such date is the performance of the Group Trust, which commenced operations on December 1, 1994, having succeeded to the operations of a predecessor which commenced operations on September 30, 1985. The Since-Inception performance data in the performance table includes the performance of the Group Trust’s predecessor. The Group Trust is managed by the Adviser using investment policies, objectives, guidelines and restrictions that are in all material respects equivalent to those of the Master Fund and the Fund. However, the Group Trust is not a registered mutual fund, and therefore is not subject to the same investment and tax restrictions as the Master Fund and the Fund. If the Group Trust operated as a registered mutual fund, the Master Fund’s performance may have been lower. The Master Fund’s performance in the bar chart has been adjusted to reflect the fees and expenses of the Fund’s Institutional Class Shares, and with respect to the table, the fees and expenses of the Fund’s Investor Class Shares and Advisor Class Shares.

Updated performance information is available by calling toll-free to 1-844-SPRUCEG (777-8234).

BEST QUARTER	WORST QUARTER
24.43%	(29.34)%
12/31/2020	3/31/2020

The performance information shown above is based on a calendar year. The performance for Institutional Class Shares from January 1, 2022 to March 31, 2022 was (4.35)%.

Average Annual Total Returns for Periods Ended December 31, 2021

This table compares the Master Fund’s average annual total returns for the periods ended December 31, 2021 to those of the MSCI EAFE Index.

Returns after taxes on distributions are not shown for periods prior to the Fund’s registration as a mutual fund because the Group Trust was not required to make distributions to its investors; the Fund expects to make sufficient distributions to qualify and be eligible for treatment as a regulated investment company for tax purposes.

Average Annual Total Returns - SPRUCEGROVE INTERNATIONAL EQUITY FUND	1 Year	5 Years	10 Years	Since Inception		Inception Date
Institutional Class Shares	6.99%	7.32%	6.67%	10.34%		Sep. 30, 1985
Institutional Class Shares | After Taxes on Distributions						Sep. 30, 1985
Institutional Class Shares | After Taxes on Distributions and Sales						Sep. 30, 1985
Investor Class Shares	6.94%	7.18%	6.52%	10.18%		Sep. 30, 1985
Advisor Class Shares	6.70%	6.93%	6.26%	9.91%		Sep. 30, 1985
MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)	11.26%	9.55%	8.03%	10.10%	[1]	Sep. 30, 1985
[1]	Index returns are shown beginning from the index’s inception date of March 31, 1986.